Organization and Business Description (Details) - Schedule of Cash Flow Statement - VIE [Member] - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Cash Flow Statement [Line Items]
Net cash provided by operating activities	$ 629,983	$ 2,743,493
Net cash used in investing activities	(3,560,418)	(7,073,829)
Net cash provided by financing activities	$ 5,692,303	$ 1,312,667